Offerings - Offering: 1	Jan. 10, 2025 USD ($) shares
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	5,115,961
Maximum Aggregate Offering Price	$ 0.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-262310
Carry Forward Initial Effective Date	Jan. 24, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 52,797.00
Offering Note	The shares of common stock registered hereunder represents the number of shares of common stock of the registrant that the registrant may issue from time to time upon redemption, retraction or purchase of an equivalent number of the exchangeable shares of Lulu Canadian Holding, Inc. ("Lulu Canada"), an indirect subsidiary of the registrant, or upon the liquidation, dissolution or winding up of Lulu Canada. In accordance with Rule 416(a) under the Securities Act, the shares being registered hereunder also include an indeterminate number of shares which may be issued by the registrant with respect to such shares of common stock as a result of a stock dividend, stock split or in connection with a stock combination, recapitalization, merger, consolidation or otherwise. In accordance with Rule 415(a)(6) under the Securities Act, the securities registered under this registration statement consist solely of 5,115,961 unsold shares of common stock that were previously registered on expiring registration statement no. 333-262310, filed on January 24, 2022, and were not sold thereunder. The registrant is carrying forward to this registration statement the unsold securities that were previously registered under the prior registration statement, and the filing fees of approximately $52,797 previously paid in connection with those securities will continue to be applied to the unsold securities that are being carried forward to this registration statement under Rule 457(a). In accordance with Rule 415(a)(6), no registration fee is due and expiring registration statement No. 333-262310 will be deemed terminated as of the date of effectiveness of this replacement registration statement.